VALUATION ACCOUNTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for deferred tax assets
Balance	€ 17,739	€ 14,744	€ 14,341
Charges to costs and expenses	4,114	3,175	1,538
Deductions: write-off and others	(25)	(180)	(1,135)
Balance	21,828	17,739	14,744
Allowance for doubtful accounts
Balance	224	161	742
Charges to costs and expenses	146	85	32
Deductions: write-off and others	2	(21)	(613)
Balance	372	224	161
Slow-moving inventory
Balance	1,263	1,262	1,470
Charges to costs and expenses	809	354	93
Deductions: write-off and others	(18)	(353)	(300)
Balance	2,054	1,263	1,262
Warranty reserve
Balance	172	162	252
Charges to costs and expenses	52	134	112
Deductions: write-off and others	(98)	(124)	(202)
Balance	€ 126	€ 172	€ 162